CALVERT
                      INVESTMENTS THAT MAKE A DIFFERENCE(R)

                                 MARCH 31, 2001

                               SEMI-ANNUAL REPORT

                           CALVERT SOCIAL INDEX FUND

                           AN AMERITAS ACACIA COMPANY

                                     CALVERT
                      INVESTMENTS THAT MAKE A DIFFERENCE(R)

                           CALVERT SOCIAL INDEX FUND

                                Table of Contents

                               President's Letter

                                        2

                                    Portfolio
                                 Manager Remarks

                                        3

                                    Statement
                                  of Net Assets

                                        6

                                    Statement
                                  of Operations

                                       23

                                   Statements
                                  of Changes in
                                   Net Assets

                                       24

                                    Notes to
                              Financial Statements

                                       26

                              Financial Highlights
                                       30

NOTE: Please see the following important information following this report:

*     Privacy Policy

Dear Shareholders:

     While few years have tested the mettle of investors as 2000 did, the first quarter of 2001 is showing every sign of challenging investor tolerance still further.

     On March 10, 2000, the Nasdaq Composite Index reached its peak. In the 12 months following, it tumbled by 55% while broader U.S. indexes followed a similar downward spiral. In just one year, according to some estimates, the value of American shares declined by $4 trillion - a sum equivalent to 40% of the country's GDP. Meanwhile, treasury securities produced their best year since 1995, and government bonds provided a safe haven and steady return.

     While it is unclear whether the U.S. economy is technically in recession (defined as two consecutive quarters of falling output), no one would argue that the economy is feeling the brunt of a significant slowdown. In its attempt to stabilize the economy, the Fed has cut interest rates by half a percentage point for the third time this year -- with the promise to cut interest rates still further if the economy continues to weaken.

     Has the market bottomed out? We cannot know for sure. But panic selling is not a good solution. Just as investor behavior has in the past been characterized as one of "irrational exuberance," it is equally inappropriate for investors to give way to irrational despondency. Investors who panic and sell in volatile markets usually end up losing twice: they sell when share prices are near or at their lowest point and then miss out when the markets eventually rebound. In volatile environments, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.

     Shareholders should always consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - should profit in the long term. Be assured that Calvert will focus on finding new ways to improve the investment options and services we offer.

     We encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,


Barbara J. Krumsiek
President and CEO
April 2, 2001

                                     CAMCO
                                 VICE PRESIDENT
                           OF EQUITIES, JOHN NICHOLS

     Calvert Social Index Fund's Class A Shares returned -25.56% for the six-month period ended March 31, 2001, nearly matching the -25.64% return posted by Calvert Social Index. As those returns indicate, equity markets have been quite difficult over the past six months.

     Pessimism about the outlook for economic activity and corporate profits weighed heavily during the period. While the market had slowed earlier in 2000 on growing concerns about the profitability of the leading and emerging technology companies, the realization of numerous earnings disappointments accelerated the decline in share prices. Inventory overhangs, excess capacity, and supply and demand mismatches -"old economy" style problems - sank "new economy" stocks. These problems added up to a sudden reversal in earnings outlooks for many leading technology companies and a myriad of smaller associated firms.

     As the outlook for growth and profitability worsened, the Federal Reserve began to lower interest rates. Citing declining economic growth as a more significant negative for the economy than rising prices, the Federal Reserves' Open Market Committee cut rates three times in the first quarter of the new year. While markets were temporarily buoyed by the favorable change in the environment, the immediacy of the concerns about profits and growth outweighed the perceived future benefits of a more accommodative Fed.

                 PORTFOLIO STATISTICS
                 --------------------
                    MARCH 31, 2001
                    --------------
INVESTMENT PERFORMANCE
                          6 MONTHS          12 MONTHS
                            ENDED             ENDED
                           3/31/01           3/31/01
-----------------------------------------------------
Class A                    (25.56%)             N/A
Class B                    (25.95%)             N/A
Class C                    (25.99%)             N/A
Class I                    (25.48%)             N/A

Calvert Social Index       (25.64%)             N/A
Lipper Large Cap
Growth Funds Average       (34.03%)             N/A

TEN LARGEST STOCK HOLDINGS
                                     % OF NET ASSETS
-----------------------------------------------------
Pfizer, Inc.                                   4.9%
Microsoft Corp.                                3.3%
Merck & Co., Inc.                              3.3%
American International Group                   3.1%
AOL Time Warner, Inc.                          3.0%
SBCCommunications, Inc.                        2.9%
Intel Corp.                                    2.2%
International Business
  Machines Corp.                               2.2%
Johnson & Johnson                              2.1%
Home Depot, Inc.                               1.9%
-----------------------------------------------------
   Total                                      28.9%

ASSET ALLOCATION
 .....................................................
Stocks                                          94%
Cash & Cash Equivalents                          6%
-----------------------------------------------------
                                               100%


Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

                 PORTFOLIO STATISTICS
                 --------------------
                    MARCH 31, 2001
                    --------------
TOTAL RETURNS
                           CLASS A SHARES
-----------------------------------------------------
Since inception                  (30.14%)
(6/30/00)

                           CLASS B SHARES
-----------------------------------------------------
Since inception                  (30.73%)
(6/30/00)
                           CLASS C SHARES
-----------------------------------------------------
Since inception                  (27.91%)
(6/30/00)
                           CLASS I SHARES
-----------------------------------------------------
Since inception                  (26.42%)
(6/30/00)

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. Past performance is no guarantee of future results.

     Technology stocks were the headliners during the period, with the Fund and Index's holdings in the Technology sector losing about half their value during the six month period. Technology is the largest sector exposure in the Fund and Index. The next largest sector exposure is to Financial Services. Stocks in this sector performed relatively well, off about 4%, as many of the companies in this sector were expected to realize immediate benefits from the Fed's series of interest rate cuts.

     Stocks don't move in lock step, so there were sectors that actually were up for the period. Traditional value opportunities in the Consumer Staples and Materials and Processing sectors posted solid returns, up 17.5% and 12.2% respectively. The Fund and Index's small exposure to each of the sectors limited the amount of benefit we realized from these better-performing groups.

     The Fed's willingness to ease access to capital and support economic activity has traditionally built the foundation upon which stock market recoveries and rallies are built. The bricks and mortar of a strong stock market are reliable, growing earnings. The forward-looking nature of investors tends to cause the stock market to start its recovery before economic recovery is fully evident. As investors sense that the problems of the current slow down have been sorted out and that businesses are better positioned to profit while serving their markets, stocks should begin to move up. Until that happens, markets will remain quite volatile. In times such as these, investors need to maintain a long-term perspective so that they are well positioned for the often sudden return of the bulls.

April 2, 2001

                 PORTFOLIO STATISTICS
                 --------------------
                    MARCH 31, 2001
                    --------------
PORTFOLIO CHARACTERISTICS
                             CALVERT         CALVERT
                              SOCIAL          SOCIAL
                            INDEX FUND        INDEX
-----------------------------------------------------
Number of Stocks                603            613
Median Market
Capitalization ($bil)         44.71          41.83
(by portfolio weight)
Price/Earnings
Ratio                         27.06          27.13

Earnings Per Share
Growth                       24.34%         24.41%

Yield                         1.02%          1.01%
(return on
capital investment)

VOLATILITY MEASURES
                             CALVERT         CALVERT
                              SOCIAL          SOCIAL
                            INDEX FUND        INDEX
-----------------------------------------------------
Beta1                         1.11            1.11
R-Squared2                    0.93            0.93

1    Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
     1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

                             STATEMENT OF NET ASSETS
                             -----------------------
                                 MARCH 31, 2001
                                 --------------
EQUITY SECURITIES - 94.0%                              SHARES           VALUE
-------------------------------------------------------------------------------
Advertising Agencies - 0.3%
Catalina Marketing Corp.*                                 200          $6,514
Lamar Advertising Co.*                                    100           3,675
Omnicom Group, Inc.                                       600          49,728
True North Communications, Inc.                           100           3,775
Valassis Communications, Inc.*                            200           5,800
-------------------------------------------------------------------------------
                                                                       69,492
-------------------------------------------------------------------------------

Air Transportation - 0.6%
Continental Airlines, Inc.*                               200           8,280
Expeditors International Washington, Inc.                 200          10,087
FedEx Corp.*                                            1,200          50,016
Southwest Airlines Co.                                  2,950          52,363
UAL Corp.                                                 200           6,610
-------------------------------------------------------------------------------
                                                                      127,356
-------------------------------------------------------------------------------

Auto Parts - After Market - 0.1%
Genuine Parts Co.                                         700          18,137
-------------------------------------------------------------------------------

Auto Trucks & Parts - 0.0%
Gentex Corp.*                                             200           4,625
-------------------------------------------------------------------------------


Banks - New York City - 2.3%
Bank of New York Co., Inc.                              3,100         152,644
JP Morgan Chase & Co.                                   8,200         368,180
-------------------------------------------------------------------------------
                                                                      520,824
-------------------------------------------------------------------------------

Banks - Outside New York City - 9.0%
Amsouth Bancorp.                                        1,600          26,896
Associated Banc-Corp.                                     200           6,650
Bank of America Corp.                                   7,100         388,725
Bank One Corp.                                          4,900         177,282
Banknorth Group, Inc.                                     500           9,937
BB&T Corp.                                              1,600          56,272
Centura Banks, Inc.                                       100           4,945
City National Corp.                                       100           3,841
Colonial Bancgroup, Inc.                                  400           5,200
Commerce Bancshares, Inc.                                 210           7,822
Compass Bancshares, Inc.                                  400           8,550
Cullen/Frost Bankers, Inc.                                200           6,850
Fifth Third Bancorp.                                    1,650          88,172
First Union Corp.                                       4,100         135,300
First Virginia Banks, Inc.                                200           8,674
FirstMerit Corp.                                          300           7,800
Fleet Boston Financial Corp.                            4,712         177,878
Hibernia Corp.                                            700           9,779
Huntington Bancshares, Inc.                               960          13,680
KeyCorp                                                 1,900          49,020
M&T Bank Corp.                                            337          23,556

EQUITY SECURITIES - CONT'D                          SHARES            VALUE
-------------------------------------------------------------------------------
Banks - Outside New York City - Cont'd
Marshall & Ilsley Corp.                                   300         $15,843
Mellon Financial Corp.                                  2,000          81,040
Mercantile Bankshares Corp.                               200           7,400
National City Corp.                                     2,300          61,525
National Commerce Bancorp.                                845          20,967
North Fork Bancorp., Inc.                                 700          18,165
Northern Trust Corp.                                      900          56,250
Old Kent Financial Corp.                                  500          19,000
Old National Bancorp.                                     210           4,410
Pacific Century Financial Corp.                           300           5,700
PNC Financial Services Group, Inc.                      1,000          67,750
Regions Financial Corp.                                   700          19,906
Silicon Valley Bancshares*                                200           4,700
SouthTrust Corp.                                          600          27,450
State Street Corp.                                        500          46,700
SunTrust Banks, Inc.                                    1,000          64,800
Synovus Financial Corp.                                   700          18,900
TCF Financial Corp.                                       300          11,337
Trustmark Corp.                                           200           4,150
Union Planters Corp.                                      600          23,094
US Bancorp                                              8,048         186,714
Valley National Bancorp.                                  200           5,418
Wachovia Corp.                                            900          54,225
Wilmington Trust Corp.                                    100           5,908
Zions Bancorp.                                            300          15,627
-------------------------------------------------------------------------------
                                                                    2,063,808
-------------------------------------------------------------------------------

Biotechnology Research & Production - 0.5%
Aurora Biosciences Corp.*                                 100           1,788
Biogen, Inc.*                                             500          31,656
Celera Genomics Group - Applera Corp.*                    200           6,170
Cephalon, Inc.*                                           100           4,806
Chiron Corp.*                                             300          13,162
COR Therapeutics, Inc.*                                   200           4,500
Enzon, Inc.*                                              100           4,750
Icos Corp.*                                               100           4,750
Idec Pharmaceuticals Corp.*                               450          18,000
Incyte Genomics, Inc.*                                    200           3,070
Millennium Pharmaceuticals, Inc.*                         700          21,322
Quintiles Transnational Corp.*                            400           7,550
-------------------------------------------------------------------------------
                                                                      121,524
-------------------------------------------------------------------------------

Building Materials - 0.2%
Masco Corp.                                             1,700          41,038
-------------------------------------------------------------------------------

Cable Television Services - 0.1%
Echostar Communications Corp.*                            800          22,150
-------------------------------------------------------------------------------

CHEMICALS - 0.3%
-------------------------------------------------------------------------------
Ecolab, Inc.                                              400          16,968
Praxair, Inc.                                             700          31,255
Sigma-Aldrich Corp.                                       200           9,575
-------------------------------------------------------------------------------
                                                                       57,798
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Commercial Information Services - 0.0%
CMGI, Inc.*                                               700          $1,778
VerticalNet, Inc.*                                        200             406
-------------------------------------------------------------------------------
                                                                        2,184
-------------------------------------------------------------------------------

Communications & Media - 3.0%
AOL Time Warner, Inc.*                                 17,150         688,572
-------------------------------------------------------------------------------

Communications Technology - 3.9%
3Com Corp.*                                             1,000           5,719
ADC Telecommunications, Inc.*                           2,200          18,700
Advanced Fibre Communications*                            200           2,863
Aspect Communications Corp.*                              100             442
Avaya, Inc.*                                              892          11,592
Brocade Communications System, Inc.*                      600          12,534
Cabletron Systems, Inc.*                                  400           5,160
CIENA Corp.*                                              900          37,575
Cisco Systems, Inc.*                                   21,600         341,550
Clarent Corp.*                                            100           1,200
Commscope, Inc.*                                          100           1,668
Copper Mountain Networks*                                 100             339
Covad Communications Group, Inc.*                         400             537
CSG Systems International, Inc.*                          100           4,119
Ditech Communications Corp.*                              100           1,131
DMC Stratex Networks, Inc.*                               200           1,660
Echelon Corp.*                                            100           1,481
Entrust Technologies, Inc.*                               100             831
Extreme Networks*                                         200           3,042
Finisar Corp.*                                            400           3,838
Foundry Networks, Inc.*                                   200           1,500
Harmonic, Inc.*                                           100             562
Inet Technologies, Inc.*                                  100             587
Infonet Services Corp.*                                   300           1,995
Inktomi Corp.*                                            300           1,995
JDS Uniphase Corp.*                                     3,960          73,013
Juniper Networks, Inc.*                                   600          22,776
Liberate Technologies*                                    100             831
Lucent Technologies, Inc.                              10,300         102,691
Metromedia Fiber Network, Inc.*                           800           4,384
NCR Corp.*                                                200           7,806
Netro Corp.*                                              100             500
Network Associates, Inc.*                                 300           2,475
PSINet, Inc.*                                             400              87
QUALCOMM, Inc.*                                         2,300         130,238
Redback Networks, Inc.*                                   500           6,540
Remec, Inc.*                                              100           1,000
Scient Corp.*                                             100             197
Scientific-Atlanta, Inc.                                  400          16,636
Sycamore Networks, Inc.*                                  300           3,000
Symbol Technologies, Inc.                                 300          10,470
Tekelec*                                                  100           1,800
Tellabs, Inc.*                                          1,200          48,825
Tibco Software, Inc.*                                     100             850
--------------------------------------------------------------------------------
USinternetworking, Inc.*                                  200             231
                                                                      896,970

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Computer Services, Software & Systems - 6.2%
Acxiom Corp.*                                             200          $4,175
Adobe Systems, Inc.                                       800          27,976
Agile Software Corp.*                                     100           1,102
Akamai Technologies, Inc.*                                100             856
Amdocs, Ltd.*                                             200           9,580
American Management Systems, Inc.*                        100           1,831
Arbitron, Inc. *                                          500           9,250
Ariba, Inc.*                                              500           3,953
Art Technology Group, Inc.*                               100           1,200
Autodesk, Inc.                                            100           3,056
BEA Systems, Inc.*                                      1,000          29,375
BMC Software, Inc.*                                       600          12,900
BroadVision, Inc.*                                        700           3,741
Cadence Design Systems, Inc.*                             600          11,094
Citrix Systems, Inc.*                                     600          12,675
Computer Associates International, Inc.                 1,500          40,800
Compuware Corp.*                                        1,100          10,725
Digital Island*                                           200             362
Electronics for Imaging*                                  100           2,463
Gartner Group, Inc.*                                      200           1,348
I2 Technologies, Inc.*                                    800          11,600
Informix Corp.*                                           900           4,725
Internet Security Systems*                                100           2,733
Intuit, Inc.*                                             400          11,100
IXL Enterprises, Inc.*                                    200             475
J.D. Edwards & Co.*                                       100             975
Kana Communications, Inc.*                                200             387
Keane, Inc.*                                              100           1,300
Legato Systems, Inc.*                                     200           2,413
Macromedia, Inc.*                                         120           1,928
Macrovision Corp.*                                        100           4,356
Mercator Software, Inc.*                                  100             366
Mercury Interactive Corp.*                                200           8,375
Micromuse, Inc.*                                          200           7,558
Microsoft Corp.*                                       14,000         765,625
National Instruments Corp.*                               100           3,263
New Era of Networks, Inc.*                                100             594
Novell, Inc.*                                             800           4,000
Openwave Systems, Inc.*                                   361           7,163
Oracle Corp.*                                          13,200         197,736
Parametric Technology Corp.*                              800           7,250
Peoplesoft, Inc.*                                         600          14,063
Peregrine Systems, Inc.*                                  500           9,750
Proxicom, Inc.*                                           100             294
Puma Technology, Inc.*                                    100             375
Qlogic Corp.*                                             200           4,500
Quest Software, Inc.*                                     100           1,775
Rational Software Corp.*                                  600          10,650
RealNetworks, Inc.*                                       200           1,413
Red Hat, Inc.*                                            400           2,436
Remedy Corp.*                                             100           1,925
Reynolds & Reynolds Co.                                   200           3,850
Sabre Holdings Corp.                                      300          13,851

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Computer Services, Software & Systems - Cont'd
Sapient Corp.*                                            200          $1,438
Siebel Systems, Inc.*                                   1,000          27,200
Sybase, Inc.*                                             200           3,100
Symantec Corp.*                                           100           4,181
VeriSign, Inc.*                                           400          14,175
Veritas Software Corp.*                                 1,300          60,112
Viant Corp.*                                              100             250
Vignette Corp.*                                           500           3,219
Vitria Technology, Inc.*                                  200             763
Wind River Systems*                                       100           2,325
Xcelera, Inc.*                                            100             425
-------------------------------------------------------------------------------
                                                                    1,414,454
-------------------------------------------------------------------------------

Computer Technology - 6.4%
Adaptec, Inc.*                                            200           1,734
Apple Computer, Inc.*                                     800          17,656
Compaq Computer Corp.                                   5,100          92,820
Dell Computer Corp.*                                    7,000         179,813
Electronic Data Systems Corp.                           1,300          72,618
EMC Corp.*                                              6,600         194,040
Emulex Corp.*                                             200           3,763
Gateway, Inc.*                                            700          11,767
Hewlett-Packard Co.                                     5,000         156,350
Ingram Micro, Inc.*                                       300           4,050
International Business Machines Corp.                   5,300         509,754
McData Corp.*                                             300           5,662
Network Appliance, Inc.*                                  700          11,769
Nvidia Corp.*                                             100           6,492
Palm, Inc.*                                             1,786          15,014
Quantum Corp.- DLT & Storage Systems Group*               400           4,640
RSA Security, Inc.*                                       150           3,703
Safeguard Scientifics, Inc.*                              300           1,677
Sandisk Corp.*                                            100           2,037
Silicon Graphics, Inc.*                                   400           1,576
SONICblue, Inc.*                                          200             950
Storage Technology Corp.*                                 200           2,178
Sun Microsystems, Inc.*                                 9,800         150,626
Synopsys, Inc.*                                           200           9,388
Zebra Technologies Corp.*                                 100           3,812
-------------------------------------------------------------------------------
                                                                    1,463,889
-------------------------------------------------------------------------------

Consumer Electronics - 0.4%
CNET Networks, Inc.*                                      433           4,844
DoubleClick, Inc.*                                        400           4,625
Earthlink, Inc.*                                          400           4,850
Electronic Arts, Inc.*                                    400          21,700
Exodus Communications, Inc.*                            1,800          19,350
Infospace, Inc.*                                        1,000           2,219
InterNAP Network Services Corp.*                          400             775
Yahoo, Inc.*                                            1,500          23,625
-------------------------------------------------------------------------------
                                                                       81,988

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Consumer Products - 0.6%
American Greetings Corp.                                  200          $2,120
Blyth, Inc.                                               100           2,305
Gillette Co.                                            4,000         124,680
Snap-On, Inc.                                             200           5,824
Tupperware Corp.                                          200           4,772
-------------------------------------------------------------------------------
                                                                      139,701
-------------------------------------------------------------------------------

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*                                         300           9,999
-------------------------------------------------------------------------------

COSMETICS - 0.2%
-------------------------------------------------------------------------------
Avon Products, Inc.                                     1,000          39,990
Estee Lauder Co.'s, Inc.                                  400          14,568
-------------------------------------------------------------------------------
                                                                       54,558
-------------------------------------------------------------------------------

Diversified Financial Services - 1.8%
American Express Co.                                    5,000         206,500
American General Corp.                                  2,200          84,150
Bisys Group, Inc.*                                        200          10,687
Marsh & McLennan Co.'s                                  1,200         114,036
-------------------------------------------------------------------------------
                                                                      415,373
-------------------------------------------------------------------------------

Diversified Production - 0.2%
Danaher Corp.                                             300          16,368
Dover Corp.                                               800          28,672
Pentair, Inc.                                             200           5,096
-------------------------------------------------------------------------------
                                                                       50,136
-------------------------------------------------------------------------------

Drug & Grocery Store Chains - 1.2%
CVS Corp.                                               1,700          99,433
Supervalu, Inc.                                           400           5,332
Walgreen Co.                                            4,300         175,440
-------------------------------------------------------------------------------
                                                                      280,205
-------------------------------------------------------------------------------

Drugs & Pharmaceuticals - 14.0%
Abgenix, Inc.*                                            200           4,738
Alkermes, Inc.*                                           200           4,387
Allergan, Inc.                                            400          29,660
Alza Corp.*                                             1,000          40,500
Amerisource Health Corp.*                                 200           9,810
Amgen, Inc.                                             4,300         258,806
Cardinal Health, Inc.                                   1,100         106,425
Forest Laboratories, Inc.*                                800          47,392
Genzyme General Corp.*                                    300          27,099
Gilead Sciences, Inc.*                                    400          13,000
ImClone Systems*                                          200           6,637
Inhale Therapeutic Systems, Inc.*                         100           2,138
IVAX Corp.*                                               600          18,900
Johnson & Johnson                                       5,600         489,832
Medarex, Inc.*                                            200           3,338
Medicis Pharmaceutical*                                   100           4,482
Medimmune, Inc.*                                          800          28,700
Merck & Co., Inc.                                       9,900         751,410

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Drugs & Pharmaceuticals - Cont'd
Pfizer, Inc.                                           27,100      $1,109,745
Protein Design Labs, Inc.*                                100           4,450
Schering-Plough Corp.                                   6,200         226,486
Sepracor, Inc.*                                           200           6,400
Vertex Pharmaceuticals, Inc.*                             200           7,325
-------------------------------------------------------------------------------
                                                                    3,201,660
-------------------------------------------------------------------------------

Education Services - 0.1%
Apollo Group, Inc.*                                       300           9,844
DeVry, Inc.*                                              200           6,010
-------------------------------------------------------------------------------
                                                                       15,854
-------------------------------------------------------------------------------

Electronic Equipment & Components - 0.1%
CTS Corp.                                                 100           2,075
Molex, Inc.                                               200           7,056
Molex Inc., Class A                                       300           8,344
RF Micro Devices, Inc.*                                   500           5,844
Technitrol, Inc.                                          200           4,978
-------------------------------------------------------------------------------
                                                                       28,297
-------------------------------------------------------------------------------

Electrical - Household Appliances - 0.1%
Maytag Corp.                                              300           9,675
Whirlpool Corp.                                           200           9,998
-------------------------------------------------------------------------------
                                                                       19,673
-------------------------------------------------------------------------------

ELECTRONICS - 0.1%
-------------------------------------------------------------------------------
AVX Corp.                                                 100           1,726
Kopin Corp.*                                              100             575
MRV Communications, Inc.*                                 100             697
Sanmina Corp.*                                            900          17,606
Semtech Corp.*                                            200           5,887
-------------------------------------------------------------------------------
                                                                       26,491
-------------------------------------------------------------------------------

Electronics - Medical Systems - 1.1%
Affymetrix, Inc.*                                         100           2,781
Medtronic, Inc.                                         5,100         233,274
Visx, Inc.*                                               200           3,434
-------------------------------------------------------------------------------
                                                                      239,489
-------------------------------------------------------------------------------

Electronics - Semiconductors - 4.5%
Advanced Micro Devices, Inc.*                             900          23,886
Alpha Industries*                                         100           1,575
Altera Corp.*                                           1,100          23,581
Amkor Technology, Inc.*                                   200           3,263
Applied Micro Circuits Corp.*                             922          15,213
Arrow Electronics, Inc.*                                  200           4,520
Atmel Corp.*                                            1,300          12,756
Avnet, Inc.                                               200           4,100
Broadcom Corp.*                                           300           8,670
Conexant Systems, Inc.*                                   700           6,256
Cree, Inc.*                                               200           2,994
Dallas Semiconductor Corp.                                100           2,601
DSP Group, Inc.*                                          100           1,550

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Electronics - Semiconductors - Cont'd
Exar Corp.*                                               100          $1,963
Fairchild Semiconductor International, Inc.*              200           2,664
Globespan, Inc.*                                          100           2,188
Integrated Device Technology, Inc.*                       200           5,922
Intel Corp.                                            19,500         513,094
Jabil Circuit, Inc.*                                      300           6,486
Lattice Semiconductor Corp.*                              300           5,456
Linear Technology Corp.                                   900          36,956
LSI Logic Corp.*                                        1,000          15,730
Maxim Integrated Products, Inc.*                          600          24,954
Micrel, Inc.*                                             200           5,588
Micron Technology, Inc.*                                1,400          58,142
PMC - Sierra, Inc.*                                       400           9,896
Rambus, Inc.*                                             200           4,120
Sawtek, Inc.*                                             100           1,781
SCI Systems, Inc.*                                        400           7,280
Silicon Storage Technology, Inc.*                         200           1,736
Texas Instruments, Inc.                                 5,200         161,096
Transwitch Corp.*                                         200           2,625
Triquint Semiconductor, Inc.*                             200           2,962
Vitesse Semiconductor Corp.*                              600          14,287
Xilinx, Inc.*                                           1,000          35,125
-------------------------------------------------------------------------------
                                                                    1,031,016

Electronics - Technology - 0.2%
Coherent, Inc.*                                           100           3,550
Sensormatic Electronics Corp.*                            200           3,800
Solectron Corp.*                                        1,900          36,119
-------------------------------------------------------------------------------
                                                                       43,469
-------------------------------------------------------------------------------

Energy Miscellaneous - 0.3%
Calpine Corp.*                                          1,200          66,084
-------------------------------------------------------------------------------

Entertainment - 0.0%
Pixar, Inc.*                                              100           3,075
-------------------------------------------------------------------------------

Finance Companies - 0.2%
Capital One Financial Corp.                               800          44,400
-------------------------------------------------------------------------------

Finance - Small Loan - 0.3%
AmeriCredit Corp.*                                        300           9,729
USA Education, Inc.                                       700          50,855
-------------------------------------------------------------------------------
                                                                       60,584
-------------------------------------------------------------------------------

Financial Data Processing Services - 1.8%
Affiliated Computer Svcs., Inc.*                          200          12,980
Automatic Data Processing                               2,700         146,826
Checkfree Corp.*                                          200           5,887
CompuCredit Corp.*                                        100             753
Concord EFS, Inc.*                                        900          36,394
Deluxe Corp.                                              200           4,734
DST Systems, Inc.*                                        200           9,638
First Data Corp.                                        1,800         107,478

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Financial Data Processing Services - Cont'd
Fiserv, Inc.*                                             400         $17,894
Nova Corp.*                                               200           3,688
Paychex, Inc.                                           1,300          48,181
Portal Software, Inc.*                                    500           4,219
Sungard Data Systems, Inc.*                               400          19,692
-------------------------------------------------------------------------------
                                                                      418,364
-------------------------------------------------------------------------------

Financial Information Services - 0.1%
Dow Jones & Co., Inc.                                     200          10,470
Homestore.com, Inc.*                                      300           7,125
Moody's Corp.                                             500          13,780
-------------------------------------------------------------------------------
                                                                       31,375
-------------------------------------------------------------------------------

Financial Miscellaneous - 3.4%
AMBAC Financial Group, Inc.                               300          19,029
Fannie Mae                                              4,300         342,280
Fidelity National Financial, Inc.                         200           5,354
Freddie Mac                                             2,900         188,007
H & R Block, Inc.                                         300          15,018
MBIA, Inc.                                                300          24,204
MBNA Corp.                                              3,200         105,920
Metris Co.'s, Inc.                                        200           4,156
MGIC Investment Corp.                                     300          20,526
Nationwide Financial, Services                            100           3,798
Providian Financial, Corp.                              1,000          49,050
Radian Group, Inc.                                        100           6,775
-------------------------------------------------------------------------------
                                                                      784,117
-------------------------------------------------------------------------------

Foods - 1.5%
General Mills, Inc.                                     1,100          47,311
H.J. Heinz Co.                                          1,500          60,300
Hershey Foods Corp.                                       300          20,796
Kellogg Co.                                               900          24,327
McCormick & Co.                                           200           8,398
Quaker Oats Co.                                           400          39,200
Ralston Purina Co.                                      1,200          37,380
Sysco Corp.                                             2,800          74,228
Tootsie Roll Industries, Inc.                             103           4,753
Wm. Wrigley Jr. Co.                                       500          24,125
-------------------------------------------------------------------------------
                                                                      340,818
-------------------------------------------------------------------------------

Health & Personal Care - 0.3%
Express Scripts, Inc.*                                    100           8,668
Lincare Holdings, Inc.*                                   200          10,588
McKesson HBOC, Inc.                                     1,200          32,100
Omnicare, Inc.                                            300           6,435
-------------------------------------------------------------------------------
                                                                       57,791
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
Health Care Facilities - 0.2%
Health Management Associates, Inc.*                     1,100         $17,105
Healthsouth Corp.*                                      1,700          21,913
                                                                       39,018
-------------------------------------------------------------------------------

Health Care Management Services - 0.4%
Caremark Rx, Inc.*                                        700           9,128
First Health Group Corp.*                                 100           4,388
Health Net, Inc.*                                         400           8,244
IMS Health, Inc.                                        1,300          32,370
Oxford Health Plans*                                      200           5,350
Trigon Healthcare, Inc.*                                  100           5,150
Universal Health Services*                                100           8,830
WebMD Corp.*                                            1,200           6,675
Wellpoint Health Networks*                                200          19,062
-------------------------------------------------------------------------------
                                                                       99,197
-------------------------------------------------------------------------------

Household Equipment & Products - 0.1%
Black & Decker Corp.                                      300          11,025
Stanley Works                                             300           9,885
-------------------------------------------------------------------------------
                                                                       20,910
-------------------------------------------------------------------------------

Household Furnishings - 0.1%
Newell Rubbermaid, Inc.                                 1,200          31,800
-------------------------------------------------------------------------------

Identified Control & Filter Devices - 0.3%
American Power Conversion*                                700           9,023
C&D Technologies, Inc.                                    100           2,760
Hubbell, Inc.                                             200           4,660
Parker Hannifin Corp.                                     400          15,888
Waters Corp.*                                             600          27,870
-------------------------------------------------------------------------------
                                                                       60,201
-------------------------------------------------------------------------------

Insurance - Life - 0.1%
Jefferson-Pilot Corp.                                     300          20,367
-------------------------------------------------------------------------------

Insurance - Multi-Line - 4.8%
Aflac, Inc.                                             1,800          49,572
Allmerica Financial Corp.                                 200          10,378
American International Group                            8,650         696,325
American National Insurance Co.                           100           6,881
AON Corp.                                                 900          31,950
Arthur J. Gallagher & Co.                                 200           5,540
Cigna Corp.                                               700          75,152
Cincinnati Financial Corp.                                600          22,763
Hartford Financial Services, Inc.                         900          53,100
Lincoln National Corp.                                    800          33,976
Protective Life Corp.                                     200           6,134
Safeco Corp.                                              600          16,913
St. Paul Co.'s, Inc.                                    1,000          44,050
Torchmark Corp.                                           600          23,298

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
Insurance - Multi-Line - Cont'd
Unitrin, Inc.                                             100          $3,637
UnumProvident Corp.                                       700          20,454
-------------------------------------------------------------------------------
                                                                    1,100,123
-------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.5%
21st Century Insurance Group                              300           4,623
Chubb Corp.                                               800          57,952
Erie Indemnity Co.                                        100           2,862
Everest Re Group, Ltd.                                    200          13,304
Mercury General Corp.                                     100           3,250
PMI Group, Inc.                                           100           6,498
Progressive Corp.                                         200          19,410
-------------------------------------------------------------------------------
                                                                      107,899
-------------------------------------------------------------------------------

Investment Management Companies - 0.3%
Eaton Vance Corp.                                         200           6,210
Federated Investors, Inc.                                 300           8,505
SEI Investments Co.                                       200           6,238
Stilwell Financial, Inc.                                  800          21,456
T. Rowe Price Associates                                  400          12,525
Waddell & Reed Financial, Inc.                            100           2,835
-------------------------------------------------------------------------------
                                                                       57,769
-------------------------------------------------------------------------------

Leisure Time - 0.0%
Callaway Golf Co.                                         300           6,663
-------------------------------------------------------------------------------

Machinery - Agricultural - 0.2%
Deere & Co.                                             1,000          36,340
-------------------------------------------------------------------------------

Machinery - Engines - 0.0%
Cummins Engine                                            100           3,754
-------------------------------------------------------------------------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES - 0.1%
-------------------------------------------------------------------------------
Cooper Cameron Corp.*                                     200          10,800
Smith International, Inc.*                                200          14,040
Varco International, Inc.*                                300           6,195
-------------------------------------------------------------------------------
                                                                       31,035
-------------------------------------------------------------------------------

Manufactured Housing - 0.0%
Clayton Homes, Inc.                                       500           6,025
-------------------------------------------------------------------------------

Medical & Dental Instruments & Supplies - 0.9%
Beckman Coulter, Inc.                                     200           7,818
Becton Dickinson & Co.                                  1,000          35,320
Biomet, Inc.                                              550          21,665
Boston Scientific Corp.*                                1,100          22,198
Cytyc Corp.*                                              400           6,600
Dentsply International, Inc.                              100           3,650
Guidant Corp.*                                          1,200          53,988
Minimed, Inc.*                                            200           5,812
Patterson Dental Co.*                                     200           6,150
St. Jude Medical, Inc.*                                   300          16,155
Stryker Corp.                                             600          31,350

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies-Cont'd
Techne Corp.*                                             200          $5,225
-------------------------------------------------------------------------------
                                                                      215,931
-------------------------------------------------------------------------------

Metal Fabricating - 0.0%
Grant Prideco, Inc.*                                      400           6,880
-------------------------------------------------------------------------------

Miscellaneous Business &  Consumer Discretionary - 0.1%
E.W. Scripps Co.                                          200          11,594
-------------------------------------------------------------------------------

Miscellaneous Equipment - 0.0%
W.W. Grainger, Inc.                                       200           6,770
-------------------------------------------------------------------------------

Multi-Sector Companies - 0.3%
Carlisle Co.'s, Inc.                                      100           3,262
Illinois Tool Works                                     1,200          68,208
-------------------------------------------------------------------------------
                                                                       71,470
-------------------------------------------------------------------------------

Office Furniture & Business Equipment - 0.4%
Diebold, Inc.                                             200           5,492
Herman Miller, Inc.                                       300           6,938
HON Industries                                            200           4,594
Lexmark International, Inc.*                              400          18,208
Pitney Bowes, Inc.                                      1,000          34,750
Xerox Corp.                                             2,800          16,772
-------------------------------------------------------------------------------
                                                                       86,754
-------------------------------------------------------------------------------

Office Supplies - 0.1%
Avery Dennison Corp.                                      400          20,808
-------------------------------------------------------------------------------

Oil - Crude Producers - 0.1%
EOG Resources, Inc.                                       500          20,615
Louis Dreyfus Natural Gas*                                100           3,700
-------------------------------------------------------------------------------
                                                                       24,315
-------------------------------------------------------------------------------


Production Technology Equipment - 1.3%
Agilent Technologies, Inc.*                             1,800          55,314
Applied Materials, Inc.*                                3,400         147,900
Cognex Corp.*                                             100           2,475
Credence Systems Corp.*                                   100           2,050
Cymer, Inc.*                                              100           2,163
Emcore Corp*                                              100           2,506
Kla-Tencor Corp.*                                         800          31,500
Kulicke & Soffa Industries, Inc.*                         200           2,713
Lam Research Corp.*                                       400           9,500
LTX Corp.*                                                100           1,869
Novellus Systems, Inc.*                                   500          20,281
PRI Automation, Inc.*                                     100           1,712
Teradyne, Inc.*                                           700          23,100
-------------------------------------------------------------------------------
                                                                      303,083
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
Publishing - Miscellaneous - 0.4%
Houghton Mifflin Co.                                      100          $4,601
John Wiley & Sons, Inc.                                   200           3,780
McGraw-Hill Co.'s, Inc.                                   900          53,685
Meredith Corp.                                            100           3,491
Primedia, Inc.*                                           900           5,670
R.R. Donnelley & Sons Co.                                 400          10,488
-------------------------------------------------------------------------------
                                                                       81,715
-------------------------------------------------------------------------------

Publishing - Newspapers - 0.2%
A.H. Belo Corp.                                           300           4,941
Hollinger International, Inc.                             200           2,862
Media General, Inc.                                       100           4,610
New York Times Co.                                        500          20,485
Washington Post                                            30          17,340
-------------------------------------------------------------------------------
                                                                       50,238
-------------------------------------------------------------------------------

Radio & Television Broadcasters - 0.2%
Citadel Communications Corp.*                             100           2,488
COX Radio, Inc.*                                          100           2,101
Entercom Communications Corp.*                            100           3,930
Hispanic Broadcasting Corp.*                              200           3,820
Pegasus Communications Corp.*                             100           2,300
Sirius Satellite Radio, Inc.*                             100           1,244
Univision Communications, Inc.*                           400          15,264
USA Networks, Inc.*                                       600          14,362
-------------------------------------------------------------------------------
                                                                       45,509
-------------------------------------------------------------------------------

Real Estate - 0.0%
Catellus Development Corp.*                               300           4,725
-------------------------------------------------------------------------------

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.                                   1,200          45,540
-------------------------------------------------------------------------------

Rental & Leasing Services - Commercial - 0.0%
Comdisco, Inc.                                            400           3,200
United Rentals, Inc.*                                     100           1,633
-------------------------------------------------------------------------------
                                                                        4,833
-------------------------------------------------------------------------------

Restaurants - 0.2%
Brinker International, Inc.*                              300           8,373
Darden Restaurants, Inc.                                  400           9,500
Outback Steakhouse, Inc.*                                 200           5,092
Starbucks Corp.*                                          700          29,706
-------------------------------------------------------------------------------
                                                                       52,671
-------------------------------------------------------------------------------

Retail - 4.7%
Amazon.com, Inc.*                                         800           8,184
Barnes & Noble, Inc.*                                     200           4,780
Bed Bath & Beyond, Inc.*                                1,100          27,019
Best Buy Co., Inc.*                                       700          25,172
BJ's Wholesale Club, Inc.*                                200           9,570
Borders Group, Inc.*                                      300           5,049
CDW Computer Centers, Inc.*                               300           9,300

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Retail - Cont'd
Costco Wholesale Corp.*                                 1,700         $66,725
Dollar General Corp.                                    1,100          22,484
Dollar Tree Stores, Inc.*                                 400           7,706
Family Dollar Stores, Inc.                                600          15,420
Fastenal Co.                                              100           5,450
Gap, Inc. (The)                                         2,400          56,928
Harcourt General, Inc.                                    200          11,134
Home Depot, Inc.                                       10,000         431,000
Insight Enterprises, Inc.*                                150           3,169
J.C. Penney Co., Inc.                                   1,000          15,990
Kohls Corp.*                                            1,200          74,028
Lowe's Co.'s                                            1,400          81,830
Nordstrom, Inc.                                           300           4,884
Office Depot, Inc.*                                     1,200          10,500
Priceline.com, Inc.*                                      200             506
Ross Stores, Inc.                                         300           5,625
Staples, Inc.*                                          2,000          29,750
Target Corp.                                            3,800         137,104
Ticketmaster Online - CitySearch, Inc.*                   100             906
Williams-Sonoma, Inc.*                                    200           5,250
-------------------------------------------------------------------------------
                                                                    1,075,463
-------------------------------------------------------------------------------

Savings & Loans - 1.0%
Astoria Financial Corp.                                   200          10,688
Dime Bancorp., Inc.                                       400          13,100
Golden State Bancorp., Inc.                               200           5,576
Golden West Financial Corp.                               600          38,940
Greenpoint Financial Corp.                                300           9,780
Peoples Bank Bridgeport                                   100           2,575
Sovereign Bancorp., Inc.                                  900           7,622
Washington Mutual, Inc.                                 2,500         136,875
-------------------------------------------------------------------------------
                                                                      225,156
-------------------------------------------------------------------------------

Scientific Equipment & Supplies - 0.1%
Apogent Technologies, Inc.*                               500          10,120
Applied Biosystems Group - Applera Corp.                  700          19,425
-------------------------------------------------------------------------------
                                                                       29,545
-------------------------------------------------------------------------------

Securities Brokers & Services - 0.6%
A.G. Edwards, Inc.                                        300          11,100
Ameritrade Holding Corp.*                                 500           2,641
Charles Schwab Corp.                                    4,600          70,932
E*trade Group, Inc.*                                      900           6,282
Franklin Resources, Inc.                                  600          23,466
Knight Trading Group, Inc.*                               400           5,850
Legg Mason, Inc.                                          200           8,420
-------------------------------------------------------------------------------
                                                                      128,691
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
Services - Commercial - 0.4%
Commerce One, Inc.*                                       900          $8,397
Convergys Corp.*                                          500          18,035
DiamondCluster International, Inc*                        100             869
eBay, Inc.*                                               500          18,094
Galileo International, Inc.                               400           8,760
Getty Images, Inc.*                                       200           3,225
Internet Capital Group, Inc.*                             700           1,531
Manpower, Inc.                                            200           5,760
Robert Half International, Inc.*                          500          11,175
Teletech Holdings, Inc.*                                  100             787
TMP Worldwide, Inc.*                                      200           7,513
Viad Corp.                                                300           7,149
-------------------------------------------------------------------------------
                                                                       91,295
-------------------------------------------------------------------------------

Soaps & Household Chemicals - 0.6%
Colgate - Palmolive Co.                                 2,200         121,572
Dial Corp.                                                300           3,750
-------------------------------------------------------------------------------
                                                                      125,322
-------------------------------------------------------------------------------

Steel - 0.0%
Harsco Corp.                                              100           2,451
-------------------------------------------------------------------------------

Telecommunications Equipment - 0.2%
American Tower Corp.*                                     700          12,950
Andrew Corp.*                                             300           4,313
Antec Corp.*                                              100             728
Crown Castle International Corp.*                         600           8,888
Mastec, Inc.*                                             200           2,702
Polycom, Inc.*                                            200           2,475
Powerwave Technologies, Inc.*                             200           2,725
Terayon Corp.*                                            200             912
-------------------------------------------------------------------------------
                                                                       35,693
-------------------------------------------------------------------------------

Textiles and Apparel Manufacturers - 0.0%
Liz Claiborne, Inc.                                       200           9,410
-------------------------------------------------------------------------------

Truckers - 0.0%
CNF Transportation, Inc.                                  200           5,778
-------------------------------------------------------------------------------

Utilities - Cable Television & Radio - 1.0%
Adelphia Communications*                                  300          12,150
Cablevision Systems Corp.*                                200          14,072
Cablevision Systems Corp - Rainbow Media Group*           100           2,600
Comcast Corp.*                                          3,700         155,169
COX Communications, Inc.*                                 700          31,143
UnitedGlobalCom, Inc.*                                    300           3,937
-------------------------------------------------------------------------------
                                                                      219,071
-------------------------------------------------------------------------------

Utilities - Electrical - 0.4%
AES Corp.*                                              1,800          89,928
IDACORP, Inc.                                             100           3,821
Puget Sound Energy, Inc.                                  300           6,864
-------------------------------------------------------------------------------
                                                                      100,613
-------------------------------------------------------------------------------

EQUITY SECURITIES - CONT'D                             SHARES           VALUE
-------------------------------------------------------------------------------
Utilities - Gas Distribution - 0.2%
KeySpan Corp.                                             400         $15,252
Kinder Morgan, Inc.                                       300          15,960
MCN Energy Group, Inc.                                    300           7,740
Nicor, Inc.                                               200           7,454
Questar Corp.                                             200           5,480
-------------------------------------------------------------------------------
                                                                       51,886
-------------------------------------------------------------------------------

Utilities - Gas Pipelines - 1.3%
El Paso Energy Corp.                                    1,900         124,070
Enron Corp                                              3,000         174,300
Equitable Resources, Inc.                                 100           6,900
-------------------------------------------------------------------------------
                                                                      305,270
-------------------------------------------------------------------------------

Utilities - Telecommunications - 6.5%
Adelphia Business Solutions, Inc.*                        100             475
Allegiance Telecom, Inc.*                                 300           4,425
Alltel Corp.                                            1,300          68,198
Bellsouth Corp.                                         7,900         323,268
Broadwing, Inc.*                                          700          13,405
Centennial Communications Corp.*                          300           3,188
CenturyTel, Inc.                                          500          14,375
Citizens Communications Co.*                            1,200          15,180
Focal Communications Corp.*                               200           1,881
Global Telesystems, Inc.*                                 800             608
Intermedia Communications*                                200           3,475
McLeodUSA, Inc.*                                        1,700          14,769
Mpower Communications Corp.*                              100             253
Nextel Communications, Inc.*                            2,600          37,375
NTL, Inc.*                                                800          20,120
Powertel, Inc.*                                           101           5,541
Qwest Communications International*                     5,800         203,290
RCN Corp.*                                                200           1,206
SBC Communications, Inc.                               14,600         651,598
TeleCorp PCS, Inc.*                                       200           3,013
Telephone & Data Systems, Inc.                            200          18,700
Teligent, Inc.*                                           100              59
US Cellular Corp.*                                        200          12,700
VoiceStream Wireless Corp.*                               605          55,841
Western Wireless Corp.*                                   200           8,125
WinStar Communications, Inc.*                             300             647
XO Communications, Inc.*                                1,000           7,000
-------------------------------------------------------------------------------
                                                                    1,488,715
-------------------------------------------------------------------------------

Utilities - Water - 0.0%
American Water Works, Inc.                                300           9,675
-------------------------------------------------------------------------------

Wholesalers - 0.0%
Tech Data Corp.*                                          200           5,900
-------------------------------------------------------------------------------


Total Equity Securities (Cost $28,350,611)                         21,521,209
-------------------------------------------------------------------------------

U. S. TREASURY OBLIGATIONS - 0.8%                   PAR VALUE           VALUE
-------------------------------------------------------------------------------
U.S. Treasury Bills:
   5.85%, 5/31/01                                    $100,000         $99,020
   6.185%, 5/31/01                                    100,000          99,025
-------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $198,045)                       198,045
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  - 4.4%
-------------------------------------------------------------------------------
State Street Bank, 5.25%, dated 3/30/01, due 4/2/01
   (Repurchase proceeds $1,000,438);
   (Collateral: $1,035,161, FHLB, 5.35%, 3/26/04)   1,000,000       1,000,000
-------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $1,000,000)                       1,000,000
-------------------------------------------------------------------------------


  TOTAL INVESTMENTS  (Cost $29,548,656) - 99.2%                    22,719,254
  Other assets and liabilities, net - 0.8%                            172,110
-------------------------------------------------------------------------------
  NET ASSETS - 100%                                               $22,891,364
-------------------------------------------------------------------------------

                                           UNDERLYING     UNREALIZED
                       # OF   EXPIRATION  FACE AMOUNT   APPRECIATION  INITIAL
FUTURES           CONTRACTS        DATE      AT VALUE  (DEPRECIATION)  MARGIN
-------------------------------------------------------------------------------
Purchased:
   S&P 500 Index         3        6/01      $876,900     ($46,182)    $59,063^
   NASDAQ 100 Index      1        6/01       159,000      (15,307)     19,687^


NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital applicable to the following
   shares of common stock, 250,000,000 shares
   of $0.01 par value authorized for Class A, Class B,
   Class C and Class I combined:
      Class A: 664,754 shares outstanding                         $9,036,705
      Class B: 42,036 shares outstanding                             575,543
      Class C: 38,579 shares outstanding                             536,184
      Class I:  1,337,868 shares outstanding                      20,056,310
Undistributed net investment income                                   40,288
Accumulated net realized gain (loss) on investments                 (462,775)
Net unrealized appreciation (depreciation) on investments         (6,890,891)
-------------------------------------------------------------------------------

          NET ASSETS                                             $22,891,364
-------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Class A (based on net assets of $7,290,940)                           $10.97
Class B (based on net assets of $459,456)                             $10.93
Class C (based on net assets of $420,970)                             $10.91
Class I (based on net assets of $14,719,998)                          $11.00


* Non-income producing.
^ Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                            -----------------------
                        SIX MONTHS ENDED MARCH 31, 2001
                        -------------------------------
NET INVESTMENT INCOME
---------------------------------------------------------------------------
Investment Income:
   Dividend income                                                 $92,676
   Interest income                                                  39,165
 ...........................................................................
      Total investment income                                      131,841
 ...........................................................................

Expenses:
   Investment advisory fee                                          26,386
   Transfer agency fees and expenses                                29,607
   Distribution Plan expenses:
      Class A                                                        6,793
      Class B                                                        1,790
      Class C                                                        1,611
   Directors' fees and expenses                                      2,847
   Administrative fees                                              15,549
   Custodian fees                                                   57,280
   Registration fees                                                38,418
   Reports to shareholders                                           2,818
   Professional fees                                                 3,166
   Miscellaneous                                                     3,617
 ...........................................................................
      Total expenses                                               189,882
      Reimbursement from Advisor:
        Class A                                                   (41,587)
        Class B                                                    (9,832)
        Class C                                                    (9,484)
        Class I                                                   (54,607)
      Fees paid indirectly                                        (15,530)
 ...........................................................................
        Net expenses                                                58,842
 ...........................................................................
        NET INVESTMENT INCOME                                       72,999
 ...........................................................................
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------
Net realized gain (loss) on:
   Investments                                                    (14,076)
   Futures                                                       (278,742)
 ...........................................................................
                                                                 (292,818)
 ...........................................................................
Change in unrealized appreciation or (depreciation) on:
   Investments                                                 (6,673,905)
   Futures                                                        (32,838)
 ...........................................................................
                                                               (6,706,743)
 ...........................................................................
           NET REALIZED AND UNREALIZED GAIN
           (LOSS) ON INVESTMENTS                               (6,999,561)
 ...........................................................................
           INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS                          ($6,926,562)


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------
                                                                FROM INCEPTION,
                                                   SIX MONTHS    JUNE 30, 2000
                                                     ENDED         THROUGH
                                                    MARCH 31,    SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                    2001            2000
 ..............................................................................
Operations:
 Net investment income                                  $72,999       $39,438
 Net realized gain (loss) on investments              (292,818)     (169,957)
 Change in unrealized appreciation (depreciation)   (6,706,743)     (184,148)
------------------------------------------------------------------------------

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                       (6,926,562)     (314,667)
------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income:
    Class A shares                                     (16,224)            --
    Class B shares                                        (213)            --
    Class C shares                                        (402)            --
    Class I shares                                     (55,310)            --
------------------------------------------------------------------------------
      Total distributions                              (72,149)            --
 ...........................................................................
Capital share transactions:
 Shares sold:
    Class A shares                                    7,408,892     2,551,583
    Class B shares                                      342,092       261,274
    Class C shares                                      371,586       232,918
    Class I shares                                           --    20,001,000
 Reinvestment of distributions:
    Class A shares                                       14,969            --
    Class B shares                                          169            --
    Class C shares                                          402            --
    Class I shares                                       55,310            --
 Shares redeemed:
    Class A shares                                    (919,812)      (18,927)
    Class B shares                                      (8,235)      (19,757)
    Class C shares                                     (68,722)            --
    Class I shares                                           --            --
------------------------------------------------------------------------------
      Total capital share transactions                7,196,651    23,008,091
------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 197,940    22,693,424
------------------------------------------------------------------------------
NET ASSETS
 ..............................................................................
Beginning of period                                  22,693,424            --
------------------------------------------------------------------------------
End of period (including undistributed
 net investment income of $40,288 and
 $39,438, respectively.)                            $22,891,364   $22,693,424


See notes to financial statements.

                                                                FROM INCEPTION
                                                   SIX MONTHS    JUNE 30, 2000
                                                     ENDED         THROUGH
                                                    MARCH 31,    SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                               2001             2000
 ..............................................................................
Shares sold:
   Class A shares                                    568,482         168,939
   Class B shares                                     26,541          17,395
   Class C shares                                     28,266          15,456
   Class I shares                                         --       1,333,400
Reinvestment of distributions:
   Class A shares                                      1,211              --
   Class B shares                                         14              --
   Class C shares                                         32              --
   Class I shares                                      4,468              --
Shares redeemed:
   Class A shares                                   (72,598)         (1,280)
   Class B shares                                      (608)         (1,306)
   Class C shares                                    (5,175)              --
------------------------------------------------------------------------------
      Total capital share activity                   550,633       1,532,604


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE A -- SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------

     GENERAL: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on June 30, 2000, offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

     SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

     OPTIONS: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.
Risks  from  writing  or  purchasing   option  securities  arise  from  possible
illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

     FUTURES CONTRACTS: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     REDEMPTION FEES: A redemption fee is charged to all shareholders that redeem shares of the Fund, excluding omnibus accounts. A redemption fee of $10, not to exceed 2% of the redemption amount, will be retained by the Fund and used to lessen the impact of transaction costs on the Fund.

     ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

     OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

NOTE B -- RELATED PARTY TRANSACTIONS
------------------------------------

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets.

     The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2001. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the six months ended March 31, 2001, the Advisor contractually reimbursed the Fund for expenses of $115,510.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $2,832 was payable at period end Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $318 was payable at period end.

     The Distributor received $5,409 as its portion of the commissions charged on sales of the Fund's shares for the six months ended March 31, 2001 Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $2,687 for the six months ended March 31, 2001. Under the terms of the agreement, $2,481 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent. Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

NOTE C -- INVESTMENT ACTIVITY
-----------------------------

     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were $7,618,961 and $399,530, respectively.

     The cost of investments owned at March 31, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $6,890,891, of which $1,220,806 related to appreciated securities and $8,111,697 related to depreciated securities.

CHANGE IN INDEPENDENT AUDITOR
-----------------------------

     In September 2000, PricewaterhouseCoopers LLP resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.

Financial Highlights

                                                            PERIODS ENDED
                                                      MARCH 31,    SEPTEMBER 30,
CLASS A SHARES                                          2001          2000 #
-------------------------------------------------------------------------------
Net asset value, beginning                              $14.78        $15.00
Income from investment operations
   Net investment income                                   .03            --
   Net realized and unrealized gain (loss)              (3.80)         (.22)
 ...............................................................................
      Total from investment operations                  (3.77)         (.22)
Distributions from:
   Net investment income                                 (.04)            --
 ...............................................................................
      Total distributions                                (.04)            --
Total increase (decrease) in net asset value            (3.81)         (.22)
Net asset value, ending                                 $10.97        $14.78

Total return*                                         (25.56%)       (1.47%)
Ratios to average net assets:
   Net investment income                              .41% (a)      .06% (a)
   Total expenses                                    2.41% (a)     2.94% (a)
   Expenses before offsets                            .88% (a)     1.01% (a)
   Net expenses                                       .75% (a)      .75% (a)
Portfolio turnover                                          2%           10%
Net assets, ending (in thousands)                       $7,291        $2,478


                                                            PERIODS ENDED
                                                      MARCH 31,    SEPTEMBER 30,
CLASS B SHARES                                           2001          2000 #
-------------------------------------------------------------------------------
Net asset value, beginning                              $14.77        $15.00

Income from investment operations
   Net investment income (loss)                          (.02)         (.01)
   Net realized and unrealized gain (loss)              (3.81)         (.22)
 ...............................................................................
      Total from investment operations                  (3.83)         (.23)
Distributions from:
   Net investment income                                 (.01)            --
 ...............................................................................
      Total distributions                                (.01)            --
Total increase (decrease) in net asset value            (3.84)         (.23)
Net asset value, ending                                 $10.93        $14.77

Total return*                                         (25.95%)       (1.53%)
Ratios to average net assets:
   Net investment income (loss)                     (.60%) (a)    (.89%) (a)
   Total expenses                                    7.38% (a)    15.72% (a)
   Expenses before offsets                           1.88% (a)     2.00% (a)
   Net expenses                                      1.75% (a)     1.75% (a)
Portfolio turnover                                          2%           10%
Net assets, ending (in thousands)                         $459          $238

                              FINANCIAL HIGHLIGHTS
                              --------------------

                                                          PERIODS ENDED
                                                      MARCH 31,    SEPTEMBER 30,
CLASS C SHARES                                          2001          2000 #
-------------------------------------------------------------------------------
Net asset value, beginning                              $14.76        $15.00

Income from investment operations
   Net investment income (loss)                          (.01)         (.02)
   Net realized and unrealized gain (loss)              (3.82)         (.22)
 ...............................................................................
      Total from investment operations                  (3.83)         (.24)
Distributions from:
   Net investment income                                 (.02)            --
 ...............................................................................
      Total distributions                                (.02)            --
Total increase (decrease) in net asset value            (3.85)         (.24)
Net asset value, ending                                 $10.91        $14.76

Total return*                                         (25.99%)       (1.60%)
Ratios to average net assets:
   Net investment income (loss)                     (.60%) (a)    (.94%) (a)
   Total expenses                                    7.77% (a)    12.34% (a)
   Expenses before offsets                           1.88% (a)     1.99% (a)
   Net expenses                                      1.75% (a)     1.75% (a)
Portfolio turnover                                          2%           10%
Net assets, ending (in thousands)                         $421          $228


                                                            PERIODS ENDED
                                                      MARCH 31,    SEPTEMBER 30,
CLASS I SHARES                                           2001          2000 #
-------------------------------------------------------------------------------
Net asset value, beginning                              $14.81        $15.00

Income from investment operations
   Net investment income                                   .05           .03
   Net realized and unrealized gain (loss)              (3.82)         (.22)
 ...............................................................................
      Total from investment operations                  (3.77)         (.19)
Distributions from:
   Net investment income                                 (.04)            --
 ...............................................................................
      Total distributions                                (.04)            --
Total increase (decrease) in net asset value            (3.81)         (.19)
Net asset value, ending                                 $11.00        $14.81

Total return*                                         (25.48%)       (1.27%)
Ratios to average net assets:
   Net investment income                              .74% (a)      .77% (a)
   Total expenses                                    1.14% (a)     1.21% (a)
   Expenses before offsets                            .51% (a)      .62% (a)
   Net expenses                                       .38% (a)      .38% (a)
Portfolio turnover                                          2%           10%
Net assets, ending (in thousands)                      $14,720       $19,750

                           CALVERT SOCIAL INDEX FUND

                               TO OPEN AN ACCOUNT
                                  800-368-2748

                                YIELDS AND PRICES
                           Calvert Information Network
                            (24 hours, 7 days a week)
                                  800-368-2745

                          SERVICE FOR EXISTING ACCOUNT
                           Shareholders: 800-368-2745
                              Brokers: 800-368-2746

                             TDDFOR HEARING IMPAIRED
                                  800-541-1524

                                  BRANCH OFFICE
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                              REGISTERED, CERTIFIED
                                OR OVERNIGHT MAIL
                                  Calvert Group
                                    c/o NFDS
                               330 West 9th Street
                              Kansas City, MO 64105

                                    WEB SITE
                             http://www.calvert.com

                              PRINCIPAL UNDERWRITER
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                     This report is intended to provide fund
                       information to shareholders. It is
                 not authorized for distribution to prospective
           investors unless preceded or accompanied by a prospectus.

                         CALVERT GROUP'S FAMILY OF FUNDS

                          TAX-EXEMPT MONEY MARKET FUNDS
                           CTFR Money Market Portfolio
                     CTFR California Money Market Portfolio

                           TAXABLE MONEY MARKET FUNDS
                       First Government Money Market Fund
                           CSIF Money Market Portfolio

                                  BALANCED FUND
                             CSIF Balanced Portfolio

                                 MUNICIPAL FUNDS
                           CTFRLimited-Term Portfolio
                            CTFR Long-Term Portfolio
                        CTFR Vermont Municipal Portfolio
                      National Muni. Intermediate Portfolio
                     California Muni. Intermediate Portfolio

                               TAXABLE BOND FUNDS
                               CSIF Bond Portfolio
                                   Income Fund

                                  EQUITY FUNDS
                         CSIF Enhanced Equity Portfolio
                              CSIFEquity Portfolio
                            CSIFTechnology Portfolio
                          Calvert Large Cap Growth Fund
                            Capital Accumulation Fund
                          CWV International Equity Fund
                            New Vision Small Cap Fund
                                South Africa Fund
                            Calvert Social Index Fund

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